Other expenses and income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Other expenses and income
Derivative gains	R (1,426)	R (2,003)	R (2,364)
Translation losses/(gains)	3,596	897	839
Trade and other receivables	587	178	485
Trade and other payables	106	88	241
Foreign currency loans	1,461	(238)	263
Other	1,442	869	(150)
Exploration expenditure and feasibility costs	402	509	422
Professional fees	1,489	1,821	2,076
Provision for rehabilitation	200	(2,769)	(590)
Expected credit losses (released)/raised	(87)	(76)	189
Other income	(4,139)	(6,462)	(4,025)
Credit to Materials, energy and consumables used related to compensation for historical costs		(3,900)
Research and development expenditure expensed	R 1,485	1,548	R 1,513
Transnet settlement
Other expenses and income
Net payment received as settlement		4,300
Amount owed to Sasol as settlement		5,500
Amount owed to Transnet as settlement		1,200
Credit to Materials, energy and consumables used related to compensation for historical costs		(3,900)
Settlement received from Transnet accounted for in Other income		R (1,600)